Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Basis of Fair Value Measurements

The following tables summarize the basis used to measure certain financial assets and liabilities at fair value on a recurring basis in the condensed consolidated balance sheets:

Balance at September 30, 2013 (in thousands, except per share data)	Total	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock warrant liability	$4,037	$—	$—	$4,037

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis

The following tables show reconciliations of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3) for the nine months ended September 30, 2013:

Common Stock Warrant Liability	Fair Value Measurements Using Significant Unobservable Inputs
Beginning of period	$—
Issuance of common stock warrants	4,392
Change in the fair value of common stock warrant liability	(355)

Fair value of common stock warrant liability at September 30, 2013	4,037

Basis of Fair Value Measurements on Non-Recurring Basis

The following tables summarize the basis used to measure certain financial assets and liabilities at fair value on a non-recurring basis in the condensed consolidated balance sheets:

Balance at September 30, 2013 (in thousands, except per share data)	Total	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock warrant liability	$(1,181)	$—	$—	$(1,181)

Reconciliation of Liabilities Measured at Fair Value on Non-Recurring Basis

The following tables show reconciliations of the beginning and ending balances for liabilities measured at fair value on a non-recurring basis using significant unobservable inputs (i.e. Level 3) for the nine months ended September 30, 2013:

Common Stock Warrant Liability	Fair Value Measurements Using Significant Unobservable Inputs
Beginning of period	$—
Assets acquired and liabilities assumed, net	(1,181)

Fair value of assets acquired and liabilities assumed, net at September 30, 2013	(1,181)